Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share

Note 17. Earnings Per Share

        Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding. Diluted earnings (loss) per share is computed by dividing net income (loss) by the weighted-average number of shares of common stock outstanding during the period, increased to include the number of shares of common stock that would have been outstanding had potential dilutive shares of common stock been issued. The dilutive effect of stock options and restricted stock units are reflected in diluted net income (loss) per share by applying the treasury stock method.

        A reconciliation of the amounts included in the computation of basic earnings per share from continuing operations and diluted earnings per share from continuing operations is as follows:

	Nine Months Ended September 30,
(In millions, except per share data)	2014	2013
(Loss) Income from continuing operations	$22	$44

Weighted average common shares outstanding	105.8	91.6
Effect of dilutive securities:
RSUs	0.1	—
Stock options(1)	0.8	0.8

Weighted average common share outstanding—assuming dilution	106.7	92.4

Basic (loss) earnings per share from continuing operations	$0.20	$0.48

Diluted (loss) earnings per share from continuing operations	$0.20	$0.48

(1)
Options to purchase 1.7 million shares and 0.5 million shares for the nine months ended September 30, 2014 and 2013, respectively, were not included in the computation because either their exercise price or proceeds per share exceeded the average market price of the Company's common stock for each respective reporting date.

        On June 25, 2014, Holdings' registration statement on Form S-1 was declared effective by the SEC for an initial public offering of its common stock, and, on July 1, 2014, Holdings completed the offering of 41,285,000 shares of its common stock. For further details, see Note 1.

Note 19. Earnings Per Share

        Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding. Diluted earnings (loss) per share is computed by dividing net income (loss) by the weighted-average number of shares of common stock outstanding during the period, increased to include the number of shares of common stock that would have been outstanding had potential dilutive shares of common stock been issued. The dilutive effect of stock options and restricted stock units are reflected in diluted net income (loss) per share by applying the treasury stock method.

        A reconciliation of the amounts included in the computation of basic (loss) earnings per share from continuing operations and diluted (loss) earnings per share from continuing operations is as follows:

	Year Ended December 31,
(In millions, except per share data)	2013	2012	2011
Earnings (loss) from continuing operations	$42	$(18)	$(7)

Weighted average common shares outstanding	91.6	91.9	92.0
Effect of dilutive securities(1):
RSUs	0.1	—	—
Stock options(2)	0.5	—	—

Weighted average common share outstanding—assuming dilution	92.2	91.9	92.0

Basic earnings (loss) per share from continuing operations	$0.46	$(0.20)	$(0.08)

Diluted earnings (loss) per share from continuing operations	$0.46	$(0.20)	$(0.08)

(1)
Securities are not included in the table in periods when antidilutive. For 2012 and 2011, weighted average potentially dilutive shares from RSUs of 0.2 million and 0.1 million, respectively, and weighted average potentially dilutive shares from stock options of 1.5 million and 0.2 million, respectively, with a weighted average exercise price per share of $15.24 and $15.00, respectively, were excluded from the diluted earnings per share calculation due to the antidilutive effect such shares would have on net loss per common share.

(2)
Options to purchase 1.4 million, 0.7 million and 1.8 million shares for the years ended December 31, 2013, 2012 and 2011, respectively, were not included in the computation because either their exercise price or proceeds per share exceeded the average market price of the Company's common stock for each respective reporting date.